THE DUNHAM FUNDS

Dunham Floating Rate Bond Fund

Class A (DAFRX)

Class C (DCFRX)

Class N (DNFRX)

Incorporated herein by reference is the definitive version of the supplement for Dunham Floating Rate Bond Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on October 3, 2014 (SEC Accession No. 0000910472-14-004474).